Summary of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended					0 Months Ended	12 Months Ended
	Sep. 30, 2012 Offices segments	Sep. 30, 2011	Sep. 30, 2010	Dec. 16, 2011 Western National Bank [Member] branches	Oct. 14, 2011 Charter Bank [Member] branches	Jan. 08, 2010 Horizon Bank [Member] LossShareAgreements	Sep. 30, 2012 Horizon Bank [Member]	Sep. 30, 2012 Minimum [Member]	Sep. 30, 2012 Maximum [Member]	Oct. 14, 2011 Albequerque Branches [Member] Charter Bank [Member] branches	Oct. 14, 2011 Santa Fe Branches [Member] Charter Bank [Member] branches
Summary of Significant Accounting Policies [Line Items]
Number of offices (in offices)	166
Acquisition from FDIC				$ 53,000,000		$ 820,000,000
Number of branches acquired (in branches)				3	6					4	2
Assets acquired				177,000,000
Loans acquired				143,000,000
Foreclosed real estate acquired				7,000,000
Liabilities assumed				153,000,000
Deposits acquired				136,000,000
Cash received from the FDIC				30,000,000
Deposits acquired					254,821,000
Unamortized premium on acquisition					1,061,000
Acquisition from FDIC, liabilities assumed						1,030,000,000
Assets acquired from FDIC, foreclosed real estate						32,000,000
Assets acquired from FDIC, loans						968,000,000
Assets acquired from FDIC						1,190,000,000
Number of loss share agreements						2
FDIC loss share threshhold value						$ 536,000,000
FDIC loss share coverage percentage of dollar limit							80.00%
FDIC loss share, percentage of coverage over thresshold						95.00%
FDIC loss sharing, residential real estate loans term						10 years
FDIC loss sharing, non-residential real estate loans term						5 years
FDIC loss sharing, loss recoveries term						8 years
Days past grace period to initiate contact to cure deficiency	30 days
Minimum days past due to begin foreclosure proceedings	90 days
Minimum days past due to stop accrual of interest	90 days
Loans returned to full accrual status	90 days
Intangible, useful life								5 years	8 years
Number of reportable business segments	1
Options outstanding that are not dilutive	934,880	2,190,123	1,941,633